FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.
Name and address of issuer:

American General Life Insurance Company
Separate Account D
2727-A Allen Parkway
Houston, Texas 77019-2191

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.
Investment Company Act File
Number:
811-02441

Securities Act File Number:
002-49805; 033-43390; 033-57730; 333-
25549; 333-40637;
333-70667; 333-109206


4(a)
..
Last day of fiscal year for which
this Form is filed:12/31/2013

4(b)
..
_
Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note
:
If the Form is being filed late, interest must be paid on the registration fee due.


4(c)._ Check box if this is the last time the issuer will be filing this Form.




5.
Calculation of registration fee:


(i)
Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):$    4,584,306


(ii)
Aggregate price of
securities redeemed or
repurchased during the
fiscal year: $ 25,848,165

(iii)
Aggregate price of
securities redeemed or
repurchased during any prior
fiscal year ending no
earlier than October 11,
1995 that were not
previously used to reduce
registration fees payable to
the Commission: $  1,662,062,833


(iv)
Total available redemption
credits [add items 5(ii) and
5(iii)]: - $ 1,687,910,998


(v)
Net sales - if Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]: $     0

(vi)
Redemption credits available
for use in future years - if
Item 5(i) is less than Item
5(iv) [subtract Item 5(iv)
from Item 5(i)]$(1,683,326,692)


(vii)
Multiplier for determining registration fee (See
Instructions C.9): x 0.00012880


(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due): =  $  0

6.
Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:   N/A  .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
N/A  .


7.
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8.
Total of the amount of the registration fee due plus any
interest due
[line 5(viii) plus line 7]:$                0



9.
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means




 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and
Title)*

/s/ David Jorgensen
David Jorgensen - Senior Vice
President


Date
02/28/2014


* Please print the name and title of the signing officer below the signature.